Cash and cash equivalents - Term deposit balance (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	[1]	$ 50,000	$ 171,906
Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		819,628	761,659
Moodys [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		312,500
Scotiabank Peru [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		125,000
Scotiabank Peru [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		125,000
Citibank NY [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		92,300
JP Morgan [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		404,319	501,916
Citi bank [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		215,073	214,282
Santander [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		50,114
BNP Paribas [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		50,080	$ 45,461
Standard Chartered [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		50,031
MUFG Bank [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		$ 50,011

[1]	(c)As of December 31, 2020 and 2019, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, according to the immediate cash needs of the Group.